Other Balance Sheet Components - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Prepaid expenses and other current assets:
Rental and other deposits	$ 1,605	$ 1,583
Deductible value-added taxes	6,387	3,865
Investment prepayment	31,531	30,938
Proceeds receivable from disposal of investments	14,014	13,371
Advertising prepayment	9,267	9,126
Prepayment to outsourced service providers	3,296	3,479
Amounts deposited by users	51,809	52,216
Content fees	19,917	15,859
Others	14,721	14,382
Prepaid expenses and other current assets	374,940	391,502
Other related parties | Loans to and interest receivable
Prepaid expenses and other current assets:
Prepaid expenses and other current assets	100,000	110,000
Third parties | Loans to and interest receivable
Prepaid expenses and other current assets:
Prepaid expenses and other current assets	$ 122,393	$ 136,683